Subsequent Events	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Subsequent Events
37.	SUBSEQUENT EVENTS
In March 2024, the Company liquidated, in advance, the following loans and financings:

•	principal amount of US$ 100 million maturing in 2027 and interest at SOFR 6M + 2.6% p.a.

•	principal amount of US$ 160 million maturing in 2028 and interest at SOFR 12M + 1.8% p.a.
The total cash outflow amounts to US$ 274.9 million, including a fee of US$ 2.3 million recognized in profit or loss as financial expenses.